Accruals and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Accruals and Other Payables [Abstract]
Schedule of Accruals and Other Payables
	As of December 31,
	2022	2023
	USD’000	USD’000
Wages payables	19	23
Other payables and accruals	40	455
Deferred government grants	45	30
Other tax payables	1	21
	105	529